Qualitative and quantitative information on financial risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 3,140	€ 2,578
Trade and other receivables	8,553	7,854
Credit risk
Disclosure of credit risk exposure [line items]
Receivables from financing activities	3,140	2,578
Trade and other receivables	5,413	5,276
Credit risk | Current
Disclosure of credit risk exposure [line items]
Receivables from financing activities	46	34
Trade and other receivables	271	228
Credit risk | Later Than One Month
Disclosure of credit risk exposure [line items]
Receivables from financing activities	21	19
Trade and other receivables	233	228
Credit risk | Expected credit losses individually assessed
Disclosure of credit risk exposure [line items]
Receivables from financing activities	5	4
Trade and other receivables	€ 15	9
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 1,010	1,453
Currency risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Currency risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Interest rate risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in market interest rate	€ 71	56
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in exchange rates	€ 27	30
Commodity price risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 51	€ 35